REVENUES - Segment Revenue By Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 36,136	$ 42,308	$ 37,092
Other revenues	1,499	724	76
Total revenues	37,635	43,032	37,168
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	21,680	28,718	30,814
Other revenues	900	104	33
Total revenues	22,580	28,822	30,847
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,805	3,947	2,413
Other revenues	594	612	5
Total revenues	4,399	4,559	2,418
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	10,651	9,643	3,865
Other revenues	5	8	31
Total revenues	10,656	9,651	3,896
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	7
Total revenues	$ 0	$ 0	$ 7